Operating Expenses and Cost of Sales	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Operating Expenses and Cost of Sales
25.	OPERATING EXPENSES AND COST OF SALES

Breakdown by function	2019	2018	2017
Cost of sales	4,033,454	3,782,843	2,911,077
Selling, marketing and logistics expenses	6,395,586	5,828,713	3,965,019
Administrative, R&D, IT and Project expenses	2,405,576	2,251,341	1,535,945

Total	12,834,616	11,862,897	8,412,041

Breakdown by nature
	2019	2018	2017
Cost of sales	4,033,454	3,782,843	2,911,077

Raw material/packaging material/resale	3,457,481	3,223,446	2,402,340
Personnel expenses (Note 26)	293,374	276,848	261,859
Depreciation and amortization	57,443	65,157	69,433
Others	225,156	217,392	177,445

Selling, marketing and logistics expenses	6,395,586	5,828,713	3,965,019

Logistics costs	797,055	750,238	669,657
Personnel expenses (Note 26)	1,667,202	1,656,611	1,027,690
Marketing, sales force and other selling expenses	3,164,875	3,191,895	2,142,220
Depreciation and amortization	766,454	229,969	125,452

Administrative, R&D, IT and project expenses	2,405,576	2,251,341	1,535,945

Investments in innovation	89,675	102,436	80,027
Personnel expenses (Note 26)	1,223,586	1,036,866	692,242
Other administrative expenses	798,796	817,254	575,209
Depreciation and amortization	293,519	294,785	188,467

Total	12,834,616	11,862,897	8,412,041